Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 74,903	$ 74,167
Tax credit carryforwards	37,353	37,866
Equipment, furnishings and other	19	4,174
Total deferred tax assets	112,275	116,207
Deferred tax liabilities
Net deferred tax assets	112,275	116,207
Valuation allowance	(112,275)	(116,207)
Deferred tax assets